Note - 8 - Share Capital - Stock Options Outstanding and Exercisable (Details)		Dec. 31, 2018 CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number outstanding		2,134,294	2,269,294	2,254,172
Range one [member]
Statement Line Items [Line Items]
Exercise price	[1]	$ 5.35
Number outstanding	[1]	400,000
Number exercisable	[1]	400,000
Weighted average remaining contractual life	[1]	0.25
Range two [member]
Statement Line Items [Line Items]
Exercise price		$ 5.86
Number outstanding		380,000
Number exercisable		380,000
Weighted average remaining contractual life		0.25
Range three [member]
Statement Line Items [Line Items]
Exercise price		$ 9.16
Number outstanding		21,666
Number exercisable		21,666
Weighted average remaining contractual life		1.7
Range four [member]
Statement Line Items [Line Items]
Exercise price		$ 9.28
Number outstanding		368,333
Number exercisable		368,333
Weighted average remaining contractual life		1.93
Range five [member]
Statement Line Items [Line Items]
Exercise price	[1]	$ 10.02
Number outstanding	[1]	187,500
Number exercisable	[1]	187,500
Weighted average remaining contractual life	[1]	1.48
Range six [member]
Statement Line Items [Line Items]
Exercise price		$ 10.04
Number outstanding		263,500
Number exercisable		263,500
Weighted average remaining contractual life		0.5
Range seven [member]
Statement Line Items [Line Items]
Exercise price		$ 13.91
Number outstanding		285,522
Number exercisable		95,174
Weighted average remaining contractual life		3.93
Range eight [member]
Statement Line Items [Line Items]
Exercise price		$ 17.55
Number outstanding		227,773
Number exercisable		151,849
Weighted average remaining contractual life		2.93
Range nine [member]
Statement Line Items [Line Items]
Number outstanding		2,134,294
Number exercisable		1,868,022
Weighted average remaining contractual life		1.47
Range nine [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price		$ 5.35
Range nine [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price		$ 17.55

[1]	Inducement options issued outside the Company's Plan as an incentive to attract senior officers for employment.